Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Basis of presentation
The accompanying consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Group ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current presentation which had no impact on net income/(loss) or total shareholders’ equity.
In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities and various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner and the limited partners do not have either substantive kick out rights and/or substantive participating rights or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs if the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.
Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.
Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Brokers and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealer’s operations are consolidated regardless of holding intent.

Foreign currency translation
Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.
For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than the Swiss franc are translated into Swiss franc equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated at weighted average foreign exchange rates for the period. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity. Cumulative translation adjustments are released from AOCI and recorded in the consolidated statements of operations when the Group disposes and loses control of a consolidated foreign subsidiary.

Fair value measurement and option
Fair value measurement and option
The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial recognition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g., a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.
> Refer to “Fair value option” in Note 35 – Financial instruments for further information.

Cash and due from banks
Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements
Reverse repurchase and repurchase agreements
Purchases of securities under agreements to resell (reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (repurchase agreements) do not constitute economic sales and are therefore treated as collateralized financing transactions, which are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.
Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method. The Group has elected the fair value basis of accounting on selected agreements.
Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution that meets certain criteria and a right of offset exists under an enforceable master netting agreement or a central counterparty’s clearing rules.

Securities lending and borrowing transactions
Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.
Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. If the fair value basis of accounting is elected, any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.

Transfers of financial assets
Transfers of financial assets
The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs.
> Refer to “Note 34 – Transfers of financial assets and variable interest entities” for further information on the Group’s transfer activities.

Trading assets and liabilities
Trading assets and liabilities
Trading assets and liabilities include debt securities, marketable equity instruments, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Investment securities
Investment securities
Investment securities include debt securities classified as held-to-maturity and debt securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.
Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.
Debt securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.
Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.
Recognition of an impairment for debt securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been made to sell a security.

Other investments
Other investments
Other investments include equity method investments, equity securities without a readily determinable fair value, such as hedge funds, private equity securities and certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held-for-investment.
Equity method investments are investments for which the Group has the ability to significantly influence the operating and financial policies. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for under the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s proportionate share of the profit or loss, and any impairment on the investee, if applicable, is reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues . The Group has elected the fair value basis of accounting on some of its equity method investments.
Equity securities without a readily determinable fair value are carried at fair value, net asset value practical expedient to estimate fair value or at cost less impairment, adjusted for observable price changes (measurement alternative). Memberships in exchanges are reported at cost, less impairment. Equity securities without a readily determinable fair value held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.
Equity method investments and equity securities without a readily determinable fair value held by subsidiaries that are within the scope of ASC Topic 940 – Financial Services – Brokers and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues. Equity securities without a readily determinable fair value include investments in entities that regularly calculate net asset value per share or its equivalent, with changes in fair value recorded in other revenue.
Real estate held-for-investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land that is classified as real estate held-for-investment purposes is carried at historical cost and is not depreciated. Real estate held-for-investment purposes is tested for impairment annually, or more frequently, if events or changes in circumstances indicate that the carrying amount may not be recoverable. For real estate held-for-investment purposes, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Loans
Loans
Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.
In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Note 19 – Loans, allowance for loan losses and credit quality” for further information.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is composed of the following components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).
The Group evaluates many factors when estimating the allowance for loan losses, including the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired and that, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical and current default probabilities, historical recovery experience and related current assumptions to homogenous loans based on internal risk rating and product type. To estimate this component of the allowance for the corporate & institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate & institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.
The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.
A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in an amount equal to any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loan’s balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. Thereafter, the outstanding principal balance is evaluated at least annually for collectability and a provision is established as necessary.
A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on at least a quarterly basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectability and additional provisions are established as required.
Generally, non-performing loans and non-interest-earning loans may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.
Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both.
Loans that were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses would have been established prior to the restructuring. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or for as long as an allowance for loan losses based on the terms specified by the restructuring agreement is associated with the restructured loan or an interest concession made at the time of the restructuring exists. In making the determination of whether an interest rate concession has been made, market interest rates for loans with comparable risk to borrowers of the same credit quality are considered. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest. Loan restructurings may include the receipt of assets in satisfaction of the loan, the modification of loan terms (e.g., reduction of interest rates, extension of maturity dates at a stated interest rate lower than the current market rate for new loans with similar risk, or reduction in principal amounts and/or accrued interest balances) or a combination of both.
Potential problem loans are impaired loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.
The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.
Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other assets received.
> Refer to “Impaired loans” in Note 19 – Loans, allowance for loan losses and credit quality for further information on the write-off of a loan and related accounting policies.
Loans held-for-sale
Loans, which the Group intends to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Revaluation losses incurred at the transfer into the held-for-sale category are generally recorded as credit losses. Gains and losses on loans held-for-sale subsequent to the transfer into the held-for-sale category are recorded in other revenues.
Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery are recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.
Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment
Premises and equipment
Premises and equipment (including equipment under operating leases where the Group is the lessor), with the exception of land, are carried at cost less accumulated depreciation.
Buildings are depreciated on a straight-line basis over their estimated useful lives, generally 40 to 67 years, and building improvements are depreciated on a straight-line basis over their estimated useful lives, generally not exceeding five to ten years. Land is carried at historical cost and is not depreciated. Leasehold improvements, such as alterations and improvements to rented premises, are depreciated on a straight-line basis over the shorter of the lease term or estimated useful life, which generally does not exceed ten years. Equipment, such as computers, machinery, furnishings, vehicles and other tangible non-financial assets, is depreciated using the straight-line method over its estimated useful lives, generally three to ten years. Certain leasehold improvements and equipment, such as data center power generators, may have estimated useful lives greater than ten years.
The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding seven years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

Lessor, Leases
For sales-type and direct financing leases under lessor arrangements, which are classified as loans, the Group de-recognizes the underlying assets and recognizes a net investment in the lease. The net investment in the lease is calculated as the lease receivable plus the unguaranteed portion of the estimated residual value. The lease receivable is initially measured at the present value of the sum of the future lease payments receivable over the lease term and any portion of the estimated residual value at the end of the lease term that is guaranteed by either the lessee or an unrelated third party. Lease terms may include options that permit the lessee to extend or renew these leases. Such options are only included in the measurement of lease receivables for sales-type and direct financing leases when it is reasonably certain that the lessee would exercise these options. Subsequently, unearned income is amortized to interest income over the lease term using the effective interest method.
> Refer to “Note 19 – Loans, allowance for loan losses and credit quality” and “Note 23 – Leases” for further information.
For operating leases under lessor arrangements, the Group continues to recognize the underlying asset and depreciates the asset over its estimated useful life. Lease income is recognized in other income on a straight-line basis over the lease term.

Lessee, Leases
Leases
For lessee arrangements, the Group recognizes lease liabilities, which are reported as other liabilities or long-term debt, and right-of-use assets, which are reported as other assets. Lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Right-of-use assets are initially measured based on the lease liability, adjusted for any initial direct costs, any lease payments made prior to lease commencement and for any lease incentives.
> Refer to “Note 22 – Other assets and other liabilities”, “Note 23 – Leases” and “Note 25 – Long-term debt” for further information.
Options that permit the Group to extend or terminate a lease are only included in the measurement of right-of-use assets and lease liabilities when it is reasonably certain that the Group would exercise the extension option or would not exercise the termination option. Lease payments, which depend on an index or a referenced rate, are considered unavoidable and are included in the lease liabilities. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the lease liabilities. The Group’s incremental borrowing rate, which is used in determining the present value of lease payments, is derived from information available at the lease commencement date.
Operating lease costs, which include amortization and an interest component, are recognized over the remaining lease term on a straight-line basis. Operating and variable lease costs are recognized in general and administrative expenses. Right-of-use assets are subject to the same impairment guidance as property and equipment.

Goodwill and other intangible assets
Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized; instead it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.
Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002 that are determined to have an indefinite useful life are not amortized; instead they are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the indefinite intangible asset may be impaired. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and other intangible assets
Recognition of an impairment on non-financial assets
The Group evaluates premises, equipment, right-of-use (ROU) assets and finite intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Where the carrying amount of an asset exceeds the recoverable amount, the asset is considered impaired and an impairment is recorded in general and administrative expenses. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes
Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the tax effect relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.
The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Brokerage receivables and brokerage payables
Brokerage receivables and brokerage payables
The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets - Derivatives used for hedging
Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.
Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.
The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty where a right to offset exists under an enforceable master netting agreement or a central counterparty’s clearing rules. Where no such rights exist, fair values are recorded on a gross basis.
Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:
(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities.
When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.
For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of).
When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.
For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI.

Customer deposits
Customer deposits
Customer deposits represent funds held from customers (both retail and commercial) and banks and consist of interest-bearing demand deposits, savings deposits and time deposits. Interest is accrued based on the contractual provisions of the deposit contract.

Long-term debt
Long-term debt
Total long-term debt is composed of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.
The Group actively manages interest rate risk and foreign currency risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps. In particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues, except for changes in fair value attributed to own credit risk, which, since 2016, are recorded in other comprehensive income, net of tax, and recycled to trading revenue when the debt is de-recognized. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.
For capital management purposes, the Group issues hybrid capital instruments in the form of low- and high-trigger tier 1 and tier 2 capital notes, with a write-off or contingent share conversion feature. Typically, these instruments have an embedded derivative that is bifurcated for accounting purposes. The embedded derivative is measured separately and changes in fair value are recorded in trading revenue. The host contract is generally accounted for under the amortized cost method unless the fair value option has been elected and the entire instrument is carried at fair value.
The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, for which payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues, except for changes in fair value attributed to own credit risk, which is recorded in other comprehensive income (OCI), net of tax, and recycled to trading revenue when the debt is de-recognized.

Other liabilities
Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Share-based compensation
Share-based compensation
For all share-based awards granted to employees, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period.
The incremental tax effects of the difference between the compensation expense recorded in the US GAAP accounts and the tax deduction received, are recorded in the income statement at the point in time the deduction for tax purposes is recorded.
Compensation expense for share-based awards that vest in their entirety at the end of the vesting period (cliff vesting) and awards that vest in annual installments (graded vesting), which only contain a service condition that affects vesting, is recognized on a straight-line basis over the service period for the entire award. However, if awards with graded vesting contain a performance condition, then each installment is expensed as if it were a separate award (“front-loaded” expense recognition). Furthermore, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement.
Performance share awards contain a performance condition. In the event of either a negative return on equity (ROE) of the Group or a divisional loss, any outstanding performance share awards will be subject to a reduction. The amount of compensation expense recorded includes an estimate of any expected reductions. For each reporting period after the grant date, the expected number of shares to be ultimately delivered upon vesting is reassessed and reflected as an adjustment to the cumulative compensation expense recorded in the income statement. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted.
Certain employees own equity interests in the form of carried interests in certain funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

Pensions and other post-retirement benefits
Pension and other post-retirement benefits
Credit Suisse sponsors a number of post-employment benefit plans for its employees worldwide, which include defined benefit pension plans and other post-employment benefits. The major plans are located in Switzerland, the UK and the US.
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31 and is performed by independent qualified actuaries.
Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. This includes making assumptions with regard to discount rates, salary increases, interest rate on savings balances, expected long-term rate of return on plan assets and mortality (future life expectancy).
The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yield curves, constructed from high-quality corporate bonds currently available and observable in the market and are expected to be available during the period to maturity of the pension benefits. In countries where there is no deep market in high-quality corporate bonds with longer durations, the best available market information, including governmental bond yields and risk premiums, is used to construct the yield curve.
Salary increases are determined by reviewing historical practice and external market data as well as considering internal projections.
The interest rate on savings balances is applicable only to the Credit Suisse Swiss pension plan (Swiss pension plan). The Board of Trustees of the Swiss pension plan sets the interest rate to be applied on the accumulated savings balance on an annual basis. Credit Suisse estimates the future interest rate on savings balances, taking into consideration actions and rates approved by the Board of Trustees of the Swiss pension plan and expected future changes in the interest rate environment based on the yield curve used for the discount rate.
The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.
Mortality assumptions are based on standard mortality tables and standard models and methodologies for projecting future improvements to mortality as developed and published by external independent actuarial societies and actuarial organizations.
Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs.
The funded status of the Group’s defined benefit post-retirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement benefit costs on a straight-line basis over the average remaining service life of active employees expected to receive benefits.
The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.

Own shares, own bonds and financial instruments on own shares
Own shares, own bonds and financial instruments on own shares
The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.
Any holdings of bonds issued by any Group entity are eliminated in the consolidated financial statements.

Net interest income
Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income.
> Refer to “Loans” for further information on interest on loans.

Commissions and fees
Commissions and fees
Commissions and fees include revenue from contracts with customers. The Group recognizes revenue when it satisfies a contractual performance obligation. The Group satisfies a performance obligation when control of the underlying good or services related to the performance obligation is transferred to the customer. Control is the ability to direct the use of, and obtain substantially all of the remaining benefits from, the good or service. The Group must determine whether control of a good or service is transferred over time. If so, the related revenue is recognized over time as the good or service is transferred to the customer. If not, control of the good or service is transferred at a point in time. The performance obligations are typically satisfied as the services in the contract are rendered. Revenue is measured based on the consideration specified in a contract with a customer, and excludes any amounts collected on behalf of third parties. The transaction price can be a fixed amount or can vary because of performance bonuses or other similar items. Variable consideration is only included in the transaction price once it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the amount of variable consideration is subsequently resolved. Generally, no significant judgement is required with respect to recording variable consideration.
When another party is involved in providing goods or services to a customer, the Group must determine whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the Group is a principal) or to arrange for those goods or services to be provided by the other party (that is, the Group is an agent). The Group determines whether it is a principal or an agent for each specified good or service promised to the customer. Gross presentation (revenue on the revenue line and expense on the expense line) is appropriate when the Group acts as principal in a transaction. Conversely, net presentation (revenue and expenses reported net) is appropriate when the Group acts as an agent in the transaction.
Transaction-related expenses are expensed as incurred. Underwriting expenses are deferred and recognized along with the underwriting revenue.
> Refer to “Note 14 – Revenue from contracts with customers” for further information.